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                       PIMCO FUNDS: MULTI-MANAGER SERIES

                         Supplement Dated June 20, 2000
                                     to the
                     Prospectus for Class A, B and C Shares
                              Dated April 3, 2000

                    DISCLOSURE RELATING TO PIMCO VALUE FUND

     Effective immediately, the section of the Prospectus captioned "Summary Information" and the Fund Summary for the Value Fund are revised to indicate that the "Approximate Capitalization Range" of the Value Fund is "more than $5 billion" instead of "more than $10 billion." In connection with this change, these sections are also revised to indicate that the Value Fund normally invests at least 65% of its assets in common stocks of companies with market capitalizations of more than $5 billion at the time of investment and below-average valuations whose business fundamentals are expected to improve.

                       PIMCO FUNDS: MULTI-MANAGER SERIES

                         Supplement Dated June 20, 2000
                                     to the
                         Prospectus for Class D Shares
                               Dated June 1, 2000

                    DISCLOSURE RELATING TO PIMCO VALUE FUND

     Effective immediately, the section of the Prospectus captioned "Summary Information" and the Fund Summary for the Value Fund are revised to indicate that the "Approximate Capitalization Range" of the Value Fund is "more than $5 billion" instead of "more than $10 billion." In connection with this change, these sections are also revised to indicate that the Value Fund normally invests at least 65% of its assets in common stocks of companies with market capitalizations of more than $5 billion at the time of investment and below-average valuations whose business fundamentals are expected to improve.


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                       PIMCO FUNDS: MULTI-MANAGER SERIES

                         Supplement Dated June 20, 2000
                                     to the
       Prospectus for Institutional Class and Administrative Class Shares
                              Dated April 3, 2000

                    DISCLOSURE RELATING TO PIMCO VALUE FUND

     Effective immediately, the Fund Summary for the Value Fund is revised to indicate that the "Approximate Capitalization Range" of the Value Fund is "more than $5 billion" instead of "more than $10 billion." In connection with this change, the section of the Prospectus captioned "Summary Information" and the Fund Summary for the Value Fund are revised to indicate that the Value Fund normally invests at least 65% of its assets in common stocks of companies with market capitalizations of more than $5 billion at the time of investment and below-average valuations whose business fundamentals are expected to improve.